SUPPLEMENT DATED AUGUST 11, 2014
to

PROSPECTUS DATED MAY 1, 2014
FOR EXECUTIVE VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY KNOWN AS SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK)
DELAWARE LIFE NY VARIABLE ACCOUNT D
(FORMERLY KNOWN AS SUN LIFE (N.Y.) VARIABLE ACCOUNT D)

On July 31, 2014, shareholders approved the reorganization of the following MFS Variable Insurance Trust II funds (each an “Acquired Fund”) into the corresponding acquiring fund (each an “Acquiring Fund”) after the close of business on August 8, 2014:

Acquired Fund		Acquiring Fund
MFS® Value Portfolio	was reorganized into	MFS® Value Series
MFS® Utilities Portfolio	was reorganized into	MFS® Utilities Series

MFS® Value Portfolio and MFS® Utilities Portfolio are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Executive, Protector (NY) 8/2014